                                               Filed Pursuant to Rule 497(e)
                                               Registration File No.: 811-8037


                 The ORBITEX Cash Reserves Fund Investor Shares
                         Supplement dated July 29, 2002
                       To Prospectus dated April 30, 2002


Beginning July 29, 2002, the address for Orbitex Group of Funds c/o Orbitex Data Services, Inc., as it appears on pages 10, 12, 13, 15 and 17 of the Prospectus, should read as follows:

                           4020 South 147th Street
                           Suite 2
                           Omaha, Nebraska 68137

Beginning July 29, 2002, the address for Orbitex Funds Distributor, Inc., as it appears on page 15 of the Prospectus, should read as follows:

                           One Station Place
                           Suite 632
                           Stamford, Connecticut 06902


The name and address of the Custodian, as it appears on page 15 of the Prospectus, should appear as follows:

                           Bank of New York
                           15 Broad Street
                           New York, New York 10286